Acquisitions & Divestitures - (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020
2022 Acquisitions
Acquisitions
Number of acquisitions | item		8
Aggregate acquisitions cost		$ 2,650
Cash consideration payable		$ 238
2022 Acquisitions | Expected
Acquisitions
Cash to be remitted	$ 139
Acquisitions 2022, 2021, and 2020
Acquisitions
Percentage of business acquired (as a percent)		100.00%	100.00%	100.00%
2021 Acquisitions
Acquisitions
Number of acquisitions | item			15
Aggregate acquisitions cost			$ 3,341